INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 - INCOME TAXES

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statements and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The components of income tax provision (benefit) related to continuing operations are as follows at December 31:

	2023	2022
Current	$-	$-
Deferred	$-	$-
Total tax provisions	$-	$-

The following is a reconciliation of the effective income tax rate with the statutory income tax rate at December 31:

	2023	2022
U.S. Federal statutory income tax rate	21.0%	21.0%
State income tax, net of federal benefit	4.35%	4.35%
Subtotal	25.35%	25.35%
Valuation allowance	(25.35%)	(25.35%)
	0.0%	0.0%

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 16 - INCOME TAXES, continued

The net deferred tax assets and liabilities included in the financial statements consist of the following amounts at December 31:

	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$3,413,633	$2,424,882
Stock based compensation	1,956,967	1,899,106
Other	700,621	645,379
Total	5,972,221	4,969,367
Deferred tax liabilities:	-	-
Less: valuation allowance	(5,972,221)	(4,969,367)
Net deferred tax assets	$-	$-

The change in valuation allowance was ($1,002,854) and ($1,930,167) for the years ended December 31, 2023, and 2022, respectively. We have recorded a 100% valuation allowance related to the deferred tax asset for the income from operations.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which temporary differences become deductible. In accordance with the provisions of ASC 740: Income Taxes, we record a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. At December 31, 2023 and 2022, we have no liabilities for uncertain tax positions. We continually evaluate expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.